Summary of Secured / Guaranteed Bank Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Guaranteed by the company and other subsidiaries of the Group CNY	Dec. 31, 2013 Guaranteed by the company and other subsidiaries of the Group CNY	Dec. 31, 2014 Guaranteed by the Company and other subsidiaries of the Group CNY	Dec. 31, 2013 Guaranteed by the Company and other subsidiaries of the Group CNY	Dec. 31, 2014 Guaranteed by the Group's plant and machinery with net book value CNY	Dec. 31, 2013 Guaranteed by the Group's plant and machinery with net book value CNY	Dec. 31, 2013 Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's buildings with net book value CNY	Dec. 31, 2014 Jointly guaranteed by (i) the Company, and (ii) the Group's buildings and land use rights with net book value CNY	Dec. 31, 2013 Jointly guaranteed by (i) the Company, and (ii) the Group's buildings and land use rights with net book value CNY	Dec. 31, 2014 Guaranteed by restricted deposit held by Bank of China Qidong Branch CNY	Dec. 31, 2013 Guaranteed by restricted deposit held by Bank of China Qidong Branch CNY	Dec. 31, 2014 Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's buildings, plant and machinery and land use rights with net book value CNY	Dec. 31, 2014 Guaranteed by the Group's land use rights with net book value CNY
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed	$ 723,927	4,491,672	3,785,772	2,778,026	1,707,132	713,954	649,935	220,284	609,690	562,378	162,589	195,668	60,969	60,969	525,255	30,595